Consolidated Statement of Stockholders' Deficit (USD $)	Common Stock	Preferred Stock	Additional Paid-In Capital	Non-Controlling Interests	Accumulated Deficit	Total
Beginning Balance - value at Dec. 31, 2010	$ 37,187	$ 0	$ 23,246,020		$ (25,802,906)	$ (2,519,699)
Beginning Balance - shares at Dec. 31, 2010	37,186,656	0
Stock Issued for Mineral Rights	50		19,950			20,000
Stock Issued for Mineral Rights - shares	50,000
Conversion of Notes Payable	1,432		936,960			938,392
Conversion of Notes Payable - shares	1,432,077
Stock Issued for Settlement Payment	100		59,900			60,000
Stock Issued for Settlement Payment - shares	100,000
Net Loss					(1,382,276)	(1,382,276)
Ending Balance - value at Dec. 31, 2011	38,769	0	24,262,830		(27,185,182)	(2,883,583)
Ending Balance - shares at Dec. 31, 2011	38,768,733	0
Conversion of Notes Payable	0		5,214,463			5,214,463
Conversion of Notes Payable - shares	80,253,767
Stock issued for Accrued Liabilities	0		637,440			637,440
Stock issued for Accrued Liabilities - shares	25,497,619
Stock issued for Services	0		47,600			47,600
Stock issued for Services - shares	250,000
Reduction in Par Value	(38,769)		38,769			0
Net Loss Attributable to the Non-Controlling Interest				(2,233)		(2,233)
Net Loss					(16,623,152)	(16,623,152)
Ending Balance - value at Dec. 31, 2012		$ 0	$ 30,201,102	$ (2,233)	$ (43,808,334)	$ (13,609,465)
Ending Balance - shares at Dec. 31, 2012	144,770,119	0